Defined Benefit Liabilities (Assets) - Changes in Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Interest income	₩ 338	₩ (4,067)
Spin-off		(2,281,910)
Plan assets [member]
Disclosure of fair value of plan assets [line items]
Beginning balance	1,040,286	1,127,163
Interest income	32,910	24,550
Remeasurement	(18,622)	(3,798)
Contributions	215,254	152,208
Benefit paid	(83,123)	(100,511)
Business combinations	26,618	0
Spin-off	0	(157,522)
Others	684	(1,804)
Ending balance	₩ 1,214,007	₩ 1,040,286